Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Yaballe Ltd. acquisition) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Goodwill		$ 126,313		$ 110,218
Users Relationships [Member]
Business Acquisition [Line Items]
Estimated amortization period		1 year
Yaballe Ltd. Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 2,416
Assets acquired	[1]		260
Goodwill			5,101
Total acquired assets			15,899
Total assumed liabilities	[2]		(3,301)
Net assets acquired			12,598
Yaballe Ltd. Acquisition [Member] | Users Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]		$ 1,485
Estimated amortization period	[3]		2 years
Yaballe Ltd. Acquisition [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]		$ 6,300
Estimated amortization period	[3]		3 years
Yaballe Ltd. Acquisition [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]		$ 337
Estimated amortization period	[3]		3 years

[1]	Assets acquired include deposits, trade receivable and other identifiable assets acquired.
[2]	Total assumed liabilities includes trade payable, deferred revenue, other account payables, deferred income tax liabilities, net and other liabilities assumed.
[3]	Information regarding the identifiable intangible assets acquired is as follows: Fair value of users' relationships was determined by using the multi-period excess earning method. Fair value of technology was determined by using the relief from royalty method. Fair value of trademark was determined by using the relief from royalty method.